Disclosures about Fair Value of Assets (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of fair value measurements of assets recognized in balance sheets on recurring basis

		December 31, 2015
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government agencies	$15,938,697	$—	$15,938,697	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	23,178,395	—	23,178,395	—
Municipal bonds	48,356,240	—	48,356,240	—

		December 31, 2014
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government agencies	$9,958,273	$—	$9,958,273	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	41,419,921	—	41,419,921	—
Municipal bonds	45,306,703	—	45,306,703	—

Schedule of fair value measurement of assets measured at fair value on nonrecurring basis

		December 31, 2015
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$899,981	$—	$—	$899,981

		December 31, 2014
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$1,147,400	$—	$—	$1,147,400

Schedule of quantitative information about unobservable inputs used in nonrecurring level 3 fair value measurements

	Fair Value at December 31, 2015	Valuation Technique	Unobservable Inputs	Range (Weighted Average)

Collateral-dependent impaired loans	$899,981	Market comparable properties	Marketability discount	20% – 30% (25%)

	Fair Value at December 31, 2014	Valuation Technique	Unobservable Inputs	Range (Weighted Average)

Collateral-dependent impaired loans	$1,147,400	Market comparable properties	Marketability discount	20% – 30% (25%)

Schedule of estimated fair values of other financial instruments

		December 31, 2015
		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial assets
Cash and cash equivalents	$4,103,432	$4,103,432	$—	$—
Interest-earning time deposits	2,724,000	2,724,000	—	—
Other investments	62,223	—	62,223	—
Loans held for sale	539,000	—	539,000	—
Loans, net of allowance for loan losses	193,039,879	—	—	193,006,301
Federal Home Loan Bank stock	1,113,800	—	1,113,800	—
Interest receivable	1,715,676	—	1,715,676	—

Financial liabilities
Deposits	239,281,930	—	160,227,406	80,300,060
Short-term borrowings	15,131,710	—	6,631,710	8,500,000
Advances from borrowers for taxes and insurance	990,917	—	990,917	—
Interest payable	118,335	—	118,335	—

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—	—	—
Letters of credit	—	—	—	—
Lines of credit	—	—	—	—

		December 31, 2014
		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial assets
Cash and cash equivalents	$9,611,638	$9,611,638	$—	$—
Other investments	73,766	—	73,766	—
Loans held for sale	235,600	—	235,600	—
Loans, net of allowance for loan losses	184,718,612	—	—	184,573,401
Federal Home Loan Bank stock	1,113,800	—	1,113,800	—
Interest receivable	1,713,243	—	1,713,243	—

Financial liabilities
Deposits	245,941,562	—	151,341,999	96,956,400
Short-term borrowings	13,821,730	—	8,821,730	4,996,109
Advances from borrowers for taxes and insurance	962,762	—	962,762	—
Interest payable	166,052	—	166,052	—

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—	—	—
Letters of credit	—	—	—	—
Lines of credit	—	—	—	—